Pay vs Performance Disclosure	12 Months Ended
	Oct. 31, 2024 USD ($) Rank	Oct. 31, 2023 USD ($) Rank	Oct. 31, 2022 USD ($) Rank	Oct. 31, 2021 USD ($) Rank
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
8.	PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” as determined under SEC requirements to our CEO and to our other NEOs and certain financial performance of the Company.

Compensation actually paid does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For example, $35.5 million of the $48.3 million reported as compensation actually paid for the CEO in fiscal 2024 is related to the change in fair value of awards granted in prior years and a significant portion of the change is related to the significant increase in stock price from October 31, 2023 to October 31, 2024. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with Company’s performance, see the Compensation Discussion and Analysis.

					Value of Initial Fixed $100 Investment Based On:

Fiscal Year (1)	SCT Total Compensation for CEO	Compensation Actually Paid (2) to CEO	Average SCT Total Compensation for Other NEOs	Average Compensation Actually Paid (2) to Other NEOs	Cumulative TSR	Cumulative Peer Group TSR (3)	Net Income	Relative EBIT Return on Investment Rank vs. Peer Group (4)

2024	$13,196,450	$48,275,823	$4,096,010	$8,113,013	$554.28	$238.31	$242,000,000	Rank 1 of 10
2023	$9,482,398	$25,775,449	$3,698,952	$7,602,823	$218.77	$147.84	$205,900,000	Rank 1 of 10
2022	$16,509,497	$6,487,161	$4,951,393	$1,554,549	$126.98	$98.87	$225,500,000	Rank 1 of 10
2021	$12,478,182	$38,816,881	$3,891,574	$11,054,990	$265.30	$138.49	$607,800,000(5)	Rank 4 of 10

(1)

For each covered fiscal year, Mr. Ara Hovnanian served as our CEO. For fiscal years 2021 through 2023, Messrs. Sorsby and O’Connor served as our other NEOs. For fiscal 2024, Messrs. O’Connor, Wyatt and Alexander Hovnanian served as our other NEOs.

(2)

Amounts reported in this column are based on total compensation reported for our CEO and for other NEOs, respectively, in the Summary Compensation Table (the “SCT”) for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

		SCT Total Compensation	Grant Date fair value of covered fiscal year grants as disclosed in the SCT	Year-End fair value of awards granted in covered fiscal year and unvested at covered fiscal year- end	Vest Date fair value of awards granted and vested in covered fiscal year	Change in fair value of awards granted in prior years and unvested at covered fiscal year-end	Change in fair value of awards granted in prior years and vested in covered fiscal year	Prior Year-End fair value of any awards forfeited during covered fiscal year	Compensation Actually Paid

2024	CEO	$13,196,450	-$4,286,655	$3,824,020	$0	$21,859,977	$13,682,031	$0	$48,275,823
	Other NEO Average	$4,096,010	-$848,379	$733,236	$0	$2,839,382	$1,292,764	$0	$8,113,013
2023	CEO	$9,482,398	-$3,826,502	$4,116,829	$0	$8,315,871	$7,686,853	$0	$25,775,449
	Other NEO Average	$3,698,952	-$1,228,745	$984,837	$0	$2,310,915	$1,885,762	-$48,898	$7,602,823
2022	CEO	$16,509,497	-$3,068,492	$1,725,318	$0	-$6,433,885	-$2,245,277	$0	$6,487,161
	Other NEO Average	$4,951,393	-$1,006,184	$539,213	$0	-$1,962,790	-$967,083	$0	$1,554,549
2021	CEO	$12,478,182	-$3,330,082	$2,816,242	$0	$17,177,723	$9,674,816	$0	$38,816,881
	Other NEO Average	$3,891,574	-$986,612	$832,163	$0	$4,934,364	$2,383,501	$0	$11,054,990

(3)

Peer Group Total Shareholder Return is calculated based on the Company’s Proxy Statement Peer Group that was disclosed in the Compensation, Discussion and Analysis section of the Company’s Proxy Statement for fiscal 2024, weighted based on the Peer Group’s market capitalization as of October 31, 2020. In fiscal 2024, due to the merger of M.D.C. Holdings, Inc. with Sekisui House, Ltd., the Committee determined to modify the Company’s Peer Group by removing M.D.C. Holdings, Inc. and adding Dream Finders Homes, Inc. Total shareholder return amounts assume an initial investment of $100 on October 31, 2020. Dream Finders Homes, Inc. was not publicly traded at the October 31, 2020 measurement date, and, as such, its total shareholder return was calculated for the respective measurement period based on its first day of trading, January 21, 2021.

(4)

In accordance with SEC rules, the Company is required to include in the Pay Versus Performance Table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our executive officers to Company performance for the most recently completed fiscal year. The Company determined that Relative EBIT Return on Investment, which is a metric included in our long-term incentive program, meets this requirement, and therefore, we have included this performance measure in the Pay Versus Performance Table. See page 94 for information regarding adjustments made to EBIT Return on Investment.

(5)

Fiscal 2021 net income included a $468,600,000 benefit reduction in our deferred tax asset valuation allowance.

Company Selected Measure Name	Relative EBIT Return on Investment
Named Executive Officers, Footnote

(1)

For each covered fiscal year, Mr. Ara Hovnanian served as our CEO. For fiscal years 2021 through 2023, Messrs. Sorsby and O’Connor served as our other NEOs. For fiscal 2024, Messrs. O’Connor, Wyatt and Alexander Hovnanian served as our other NEOs.

Peer Group Issuers, Footnote

(3)

Peer Group Total Shareholder Return is calculated based on the Company’s Proxy Statement Peer Group that was disclosed in the Compensation, Discussion and Analysis section of the Company’s Proxy Statement for fiscal 2024, weighted based on the Peer Group’s market capitalization as of October 31, 2020. In fiscal 2024, due to the merger of M.D.C. Holdings, Inc. with Sekisui House, Ltd., the Committee determined to modify the Company’s Peer Group by removing M.D.C. Holdings, Inc. and adding Dream Finders Homes, Inc. Total shareholder return amounts assume an initial investment of $100 on October 31, 2020. Dream Finders Homes, Inc. was not publicly traded at the October 31, 2020 measurement date, and, as such, its total shareholder return was calculated for the respective measurement period based on its first day of trading, January 21, 2021.

Changed Peer Group, Footnote

(3)

Peer Group Total Shareholder Return is calculated based on the Company’s Proxy Statement Peer Group that was disclosed in the Compensation, Discussion and Analysis section of the Company’s Proxy Statement for fiscal 2024, weighted based on the Peer Group’s market capitalization as of October 31, 2020. In fiscal 2024, due to the merger of M.D.C. Holdings, Inc. with Sekisui House, Ltd., the Committee determined to modify the Company’s Peer Group by removing M.D.C. Holdings, Inc. and adding Dream Finders Homes, Inc. Total shareholder return amounts assume an initial investment of $100 on October 31, 2020. Dream Finders Homes, Inc. was not publicly traded at the October 31, 2020 measurement date, and, as such, its total shareholder return was calculated for the respective measurement period based on its first day of trading, January 21, 2021.

PEO Total Compensation Amount	$ 13,196,450	$ 9,482,398	$ 16,509,497	$ 12,478,182
PEO Actually Paid Compensation Amount	$ 48,275,823	25,775,449	6,487,161	38,816,881
Adjustment To PEO Compensation, Footnote

(2)

Amounts reported in this column are based on total compensation reported for our CEO and for other NEOs, respectively, in the Summary Compensation Table (the “SCT”) for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

		SCT Total Compensation	Grant Date fair value of covered fiscal year grants as disclosed in the SCT	Year-End fair value of awards granted in covered fiscal year and unvested at covered fiscal year- end	Vest Date fair value of awards granted and vested in covered fiscal year	Change in fair value of awards granted in prior years and unvested at covered fiscal year-end	Change in fair value of awards granted in prior years and vested in covered fiscal year	Prior Year-End fair value of any awards forfeited during covered fiscal year	Compensation Actually Paid

2024	CEO	$13,196,450	-$4,286,655	$3,824,020	$0	$21,859,977	$13,682,031	$0	$48,275,823
	Other NEO Average	$4,096,010	-$848,379	$733,236	$0	$2,839,382	$1,292,764	$0	$8,113,013
2023	CEO	$9,482,398	-$3,826,502	$4,116,829	$0	$8,315,871	$7,686,853	$0	$25,775,449
	Other NEO Average	$3,698,952	-$1,228,745	$984,837	$0	$2,310,915	$1,885,762	-$48,898	$7,602,823
2022	CEO	$16,509,497	-$3,068,492	$1,725,318	$0	-$6,433,885	-$2,245,277	$0	$6,487,161
	Other NEO Average	$4,951,393	-$1,006,184	$539,213	$0	-$1,962,790	-$967,083	$0	$1,554,549
2021	CEO	$12,478,182	-$3,330,082	$2,816,242	$0	$17,177,723	$9,674,816	$0	$38,816,881
	Other NEO Average	$3,891,574	-$986,612	$832,163	$0	$4,934,364	$2,383,501	$0	$11,054,990

Non-PEO NEO Average Total Compensation Amount	$ 4,096,010	3,698,952	4,951,393	3,891,574
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,113,013	7,602,823	1,554,549	11,054,990
Adjustment to Non-PEO NEO Compensation Footnote

(2)

Amounts reported in this column are based on total compensation reported for our CEO and for other NEOs, respectively, in the Summary Compensation Table (the “SCT”) for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

		SCT Total Compensation	Grant Date fair value of covered fiscal year grants as disclosed in the SCT	Year-End fair value of awards granted in covered fiscal year and unvested at covered fiscal year- end	Vest Date fair value of awards granted and vested in covered fiscal year	Change in fair value of awards granted in prior years and unvested at covered fiscal year-end	Change in fair value of awards granted in prior years and vested in covered fiscal year	Prior Year-End fair value of any awards forfeited during covered fiscal year	Compensation Actually Paid

2024	CEO	$13,196,450	-$4,286,655	$3,824,020	$0	$21,859,977	$13,682,031	$0	$48,275,823
	Other NEO Average	$4,096,010	-$848,379	$733,236	$0	$2,839,382	$1,292,764	$0	$8,113,013
2023	CEO	$9,482,398	-$3,826,502	$4,116,829	$0	$8,315,871	$7,686,853	$0	$25,775,449
	Other NEO Average	$3,698,952	-$1,228,745	$984,837	$0	$2,310,915	$1,885,762	-$48,898	$7,602,823
2022	CEO	$16,509,497	-$3,068,492	$1,725,318	$0	-$6,433,885	-$2,245,277	$0	$6,487,161
	Other NEO Average	$4,951,393	-$1,006,184	$539,213	$0	-$1,962,790	-$967,083	$0	$1,554,549
2021	CEO	$12,478,182	-$3,330,082	$2,816,242	$0	$17,177,723	$9,674,816	$0	$38,816,881
	Other NEO Average	$3,891,574	-$986,612	$832,163	$0	$4,934,364	$2,383,501	$0	$11,054,990

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and EBIT ROI Rank
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and TSR
Tabular List, Table

COMPANY’S MOST IMPORTANT FINANCIAL
PERFORMANCE MEASURES

The following are the most important financial performance measures (shown in alphabetical order), as determined by the Company, that link compensation actually paid to our CEO and other NEOs to the Company’s performance for the most recently completed fiscal year.

Absolute EBIT

Absolute EBIT Return on Investment

Liquidity

Total Shareholder Return Amount	$ 554.28	218.77	126.98	265.3
Peer Group Total Shareholder Return Amount	238.31	147.84	98.87	138.49
Net Income (Loss)	$ 242,000,000	$ 205,900,000	$ 225,500,000	$ 607,800,000
Company Selected Measure Amount | Rank	1	1	1	4
PEO Name	Mr. Ara Hovnanian	Mr. Ara Hovnanian	Mr. Ara Hovnanian	Mr. Ara Hovnanian
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount				$ (468,600,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute EBIT
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute EBIT Return on Investment
Measure:: 3
Pay vs Performance Disclosure
Name	Liquidity
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 35,500,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,286,655)	$ (3,826,502)	$ (3,068,492)	(3,330,082)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,824,020	4,116,829	1,725,318	2,816,242
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,859,977	8,315,871	(6,433,885)	17,177,723
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,682,031	7,686,853	(2,245,277)	9,674,816
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(848,379)	(1,228,745)	(1,006,184)	(986,612)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	733,236	984,837	539,213	832,163
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,839,382	2,310,915	(1,962,790)	4,934,364
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,292,764	1,885,762	(967,083)	2,383,501
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (48,898)	$ 0	$ 0